Biological Assets	12 Months Ended
Oct. 31, 2020
Biological Assets

5.	Biological Assets

Biological assets consist of cannabis plants. The reconciliation of changes in the carrying amounts of biological assets as at October 31, 2020 and October 31, 2019 are as follows:

Balance - October 31, 2018	$149,617
Add: purchased cannabis plants	308,324
Change in fair value less costs to sell due to biological transformation	486,354
Allocation of operational overhead	438,859
Transferred to inventory upon harvest	(1,226,565)
Balance - October 31, 2019	$156,589
Add: purchased cannabis plants	724,878
Change in fair value less costs to sell due to biological transformation	1,515,492
Allocation of operational overhead	1,130,712
Transferred to inventory upon harvest	(3,276,981)
Balance - October 31, 2020	$250,690

The Company measures its biological assets at their fair value less costs to sell. This is determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, and then adjusts that amount for the expected selling price per gram and also for any additional costs to be incurred, such as post-harvest costs.

The following significant unobservable inputs, all of which are classified as level 3 on the fair value hierarchy, were used by management as part of this model:

-	Expected costs required to grow the cannabis up to the point of harvest

-	Estimated selling price per pound

-	Expected yield from the cannabis plants

-	Estimated stage of growth – The Company applied a weighted average number of days out of the 60-day growing cycle that biological assets have reached as of the measurement date based on historical evidence. The Company assigns fair value basis according to the stage of growth and estimated costs to complete cultivation.

			Impact of 20% change
	October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019
Estimated selling price per (pound)	$1,123	$840	$57,879	$37,747
Estimated stage of growth	71%	60%	$46,209	$30,970
Estimated flower yield per harvest (pound)	216	263	$46,209	$30,970